Income Taxes - Carryforwards and Limitations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income taxes
Unrecognized tax benefits, if recognized, would affect its effective income tax rate	$ 0.0	$ 0.0
Unrecognized tax benefits, income tax penalties and interest accrued	$ 0.0
Minimum [Member]
Income taxes
Percentage of change in ownership	50.00%
State and Local Jurisdiction [Member]
Income taxes
Net operating loss carryforwards amount	$ 348.7	329.1
Foreign Tax Jurisdiction [Member]
Income taxes
Net operating loss carryforwards amount	0.2	0.2
Internal Revenue Service (IRS) [Member]
Income taxes
Net operating loss carryforwards amount	$ 218.9	$ 207.9